Putnam Global Technology Fund
The fund's portfolio
11/30/23 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value
Broadline retail (1.4%)
Alibaba Group Holding, Ltd. (China)(NON)	1,507,492	$14,039,922

		14,039,922
Capital markets (2.6%)
S&P Global, Inc.	64,968	27,015,643

		27,015,643
Electronic equipment, instruments, and components (2.9%)
CDW Corp./DE	63,777	13,449,294
Murata Manufacturing Co., Ltd. (Japan)	851,800	16,566,608

		30,015,902
Financial services (4.4%)
Mastercard, Inc. Class A	109,693	45,394,254

		45,394,254
Ground transportation (2.2%)
Uber Technologies, Inc.(NON)	392,668	22,138,622

		22,138,622
Hotels, restaurants, and leisure (1.0%)
Meituan Class B (China)(NON)	852,700	9,890,110

		9,890,110
Interactive media and services (—%)
Yandex NV Class A (Russia)(NON)(F)	362,382	—

		—
IT Services (2.8%)
Capgemini SE (France)	138,769	28,425,794

		28,425,794
Semiconductors and semiconductor equipment (28.5%)
Advanced Micro Devices, Inc.(NON)	365,070	44,231,881
AIXTRON SE (Germany)	312,083	11,360,073
ASML Holding NV (Netherlands)	40,439	27,531,813
Kokusai Electric Corp. (Japan)(NON)	945,000	21,129,603
Novatek Microelectronics Corp. (Taiwan)	942,000	15,408,515
NVIDIA Corp.	165,220	77,273,394
Renesas Electronics Corp. (Japan)(NON)	1,483,200	26,045,536
STMicroelectronics NV (France)	482,441	22,965,363
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2,513,000	46,414,885

		292,361,063
Software (33.1%)
Fair Isaac Corp.(NON)	23,575	25,640,170
Microsoft Corp.	538,016	203,859,643
Oracle Corp.	345,812	40,186,813
Palo Alto Networks, Inc.(NON)	56,818	16,766,424
Salesforce, Inc.(NON)	126,035	31,748,217
Synopsys, Inc.(NON)	39,908	21,679,223

		339,880,490
Technology hardware, storage, and peripherals (18.8%)
Apple, Inc.	814,068	154,632,217
Samsung Electronics Co., Ltd. (Preference) (South Korea)	326,695	14,661,582
Seagate Technology Holdings PLC	300,256	23,750,248

		193,044,047

Total common stocks (cost $762,377,683)		$1,002,205,847

SHORT-TERM INVESTMENTS (2.2%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	Shares	20,861,497	$20,861,497
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31%(P)	Shares	115,000	115,000
U.S. Treasury Bills 5.454%, 1/23/24(SEGSF)		$200,000	198,449
U.S. Treasury Bills 5.414%, 3/21/24(SEGSF)		835,000	821,532
U.S. Treasury Bills 5.394%, 12/7/23(SEGSF)		200,000	199,823

Total short-term investments (cost $22,196,288)			$22,196,301
TOTAL INVESTMENTS

Total investments (cost $784,573,971)			$1,024,402,148

	FORWARD CURRENCY CONTRACTS at 11/30/23 (aggregate face value $143,785,881) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Buy	1/17/24	$2,306,393	$2,278,388	$28,005
		Euro	Sell	12/20/23	2,598,798	2,624,268	25,470
		Japanese Yen	Sell	2/21/24	1,035,166	1,027,216	(7,950)
		New Taiwan Dollar	Sell	2/21/24	12,003,452	11,681,733	(321,719)
	Barclays Bank PLC
		Chinese Yuan (Offshore)	Sell	2/21/24	6,180,428	6,036,168	(144,260)
		Euro	Sell	12/20/23	6,942,072	6,879,296	(62,776)
		New Taiwan Dollar	Buy	2/21/24	1,553,508	1,509,735	43,773
	Citibank, N.A.
		Chinese Yuan (Offshore)	Sell	2/21/24	6,941,640	6,779,360	(162,280)
		Euro	Sell	12/20/23	3,751,797	3,717,261	(34,536)
		Japanese Yen	Sell	2/21/24	1,703,240	1,690,413	(12,827)
	Goldman Sachs International
		Chinese Yuan (Offshore)	Sell	2/21/24	2,381,418	2,326,165	(55,253)
		Euro	Sell	12/20/23	10,927,193	10,827,337	(99,856)
		Indian Rupee	Buy	2/21/24	9,061,326	9,057,551	3,775
		Israeli Shekel	Buy	1/17/24	1,325,134	1,284,628	40,506
		South Korean Won	Buy	2/21/24	10,943,314	10,825,124	118,190
		Swedish Krona	Buy	12/20/23	2,712,562	2,577,861	134,701
	HSBC Bank USA, National Association
		Chinese Yuan (Offshore)	Sell	2/21/24	531,134	441,361	(89,773)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Buy	1/17/24	5,435,914	5,369,274	66,640
		Euro	Sell	12/20/23	4,851,749	4,721,048	(130,701)
		Japanese Yen	Sell	2/21/24	14,430,755	14,316,500	(114,255)
		South Korean Won	Buy	2/21/24	848,556	797,420	51,136
	Morgan Stanley & Co. International PLC
		Canadian Dollar	Buy	1/17/24	1,935,946	1,912,223	23,723
		Euro	Buy	12/20/23	2,387,151	2,288,040	99,111
		Japanese Yen	Sell	2/21/24	7,390,418	7,390,448	30
	NatWest Markets PLC
		Euro	Sell	12/20/23	6,902,641	6,839,828	(62,813)
	State Street Bank and Trust Co.
		Canadian Dollar	Buy	1/17/24	2,126,369	2,114,937	11,432
		Euro	Sell	12/20/23	8,414,122	8,336,450	(77,672)
		Israeli Shekel	Buy	1/17/24	1,672,925	1,621,324	51,601
		Japanese Yen	Sell	2/21/24	483,167	479,486	(3,681)
	Toronto-Dominion Bank
		Chinese Yuan (Offshore)	Sell	2/21/24	1,378,288	1,345,283	(33,005)
	UBS AG
		Japanese Yen	Sell	2/21/24	1,459,178	1,449,383	(9,795)
	WestPac Banking Corp.
		Japanese Yen	Sell	2/21/24	3,266,966	3,240,372	(26,594)

	Unrealized appreciation						698,093

	Unrealized (depreciation)						(1,449,746)

	Total						$(751,653)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2023 through November 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,026,320,732.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/23
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,581,000	$13,312,940	$14,893,940	$10,146	$—
	Putnam Short Term Investment Fund**	13,135,167	50,252,414	42,526,084	180,212	20,861,497

	Total Short-term investments	$14,716,167	$63,565,354	$57,420,024	$190,358	$20,861,497
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund did not have any securities on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,200,777.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.2%
	Japan	6.2
	Taiwan	6.0
	France	5.0
	Netherlands	2.7
	China	2.4
	South Korea	1.4
	Germany	1.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,016,580 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,200,777 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$—	$—
Consumer discretionary	23,930,032	—	—
Financials	72,409,897	—	—
Industrials	22,138,622	—	—
Information technology	793,444,253	90,283,043	—

Total common stocks	911,922,804	90,283,043	—
Short-term investments	115,000	22,081,301	—

Totals by level	$912,037,804	$112,364,344	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(751,653)	$—

Totals by level	$—	$(751,653)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$178,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com